CONSOLIDATED STATEMENT OF OPERATIONS	5 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 0
Costs of Goods Sold
Production Expenses	0
Total Cost of Goods Sold	0
Gross Loss	0
Operating Expenses:
Related Party - Service Agreement	12,903
Professional Fees	21,794
General and Administrative Expenses	3,398
Depreciation	616
Stock-Based Compensation	302,002
Total Operating Expenses	340,714
Loss from Operations	(340,714)
Loss Before Provision for Income Taxes	(340,714)
Provision for Corporate Income Taxes	0
Foreign Currency Translation	(14)
Net Loss	$ (340,728)
Net Loss per Share: Basic | $ / shares	$ 0.09
Net Loss per Share: Diluted | $ / shares	$ 0.09
Weighted Average Number of Shares Outstanding: Basic | shares	4,000,000
Weighted Average Number of Shares Outstanding: Diluted | shares	4,000,000